Consolidated Statement of Cash Flows Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Profit for the year	£ 24,007	£ 18,975	£ 16,832
Income tax charge	6,093	5,675	4,868
Adjustments	21,390	6,249	3,519
Tax paid	(5,904)	(5,608)	(5,471)
UK research and development credit received	1,278	1,854	0
Net changes in working capital	(11,516)	6,839	(5,008)
Net cash from operating activities	35,348	33,984	14,740
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(7,383)	(5,483)	(6,372)
Proceeds / (loss) from disposal of non-current assets	57	79	(106)
Acquisition of business / subsidiaries, consideration in cash	(3,201)	(28,765)	(13,807)
Cash and cash equivalents acquired with subsidiaries	0	2,342	768
Interest received	476	35	18
Net cash used in investing activities	(10,051)	(31,792)	(19,499)
Financing activities
Proceeds from borrowings	3,500	26,462	17,007
Repayment of borrowings	(23,547)	(36,768)	(3,462)
Grant received	1,784	147	2,924
Interest paid	(343)	(573)	(391)
Net proceeds from initial public offering	44,828	0	0
Purchase of own shares	0	0	(1,240)
Proceeds from exercise of options	133	0	0
Net cash used in financing activities	26,355	(10,732)	14,838
Net change in cash and cash equivalents	51,652	(8,540)	10,079
Cash and cash equivalents at the beginning of the year	15,048	23,571	12,947
Net foreign exchange differences	3,472	17	545
Cash and cash equivalents at the end of the year	£ 70,172	£ 15,048	£ 23,571